Pensions and other post-retirement benefits - Sensitivity analysis and actuarial assumptions (Details) $ in Millions	Dec. 31, 2021 USD ($)
United Kingdom | Discount rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2022, Increase	$ (248)
Effect on pension and other post-retirement benefit expense in 2022, Decrease	159
Effect on pension and other post-retirement benefit obligation at 31, December 2021, Increase	(5,143)
Effect on pension and other post-retirement benefit obligation at 31 December 2021, Decrease	6,788
United Kingdom | Inflation rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2022, Increase	74
Effect on pension and other post-retirement benefit expense in 2022, Decrease	(71)
Effect on pension and other post-retirement benefit obligation at 31, December 2021, Increase	4,062
Effect on pension and other post-retirement benefit obligation at 31 December 2021, Decrease	(3,912)
US | Discount rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2022, Increase	(57)
Effect on pension and other post-retirement benefit expense in 2022, Decrease	50
Effect on pension and other post-retirement benefit obligation at 31, December 2021, Increase	(951)
Effect on pension and other post-retirement benefit obligation at 31 December 2021, Decrease	1,171
US | Inflation rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2022, Increase	10
Effect on pension and other post-retirement benefit expense in 2022, Decrease	(8)
Effect on pension and other post-retirement benefit obligation at 31, December 2021, Increase	60
Effect on pension and other post-retirement benefit obligation at 31 December 2021, Decrease	(51)
Eurozone | Discount rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2022, Increase	(3)
Effect on pension and other post-retirement benefit expense in 2022, Decrease	(6)
Effect on pension and other post-retirement benefit obligation at 31, December 2021, Increase	(980)
Effect on pension and other post-retirement benefit obligation at 31 December 2021, Decrease	1,238
Eurozone | Inflation rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2022, Increase	32
Effect on pension and other post-retirement benefit expense in 2022, Decrease	(26)
Effect on pension and other post-retirement benefit obligation at 31, December 2021, Increase	880
Effect on pension and other post-retirement benefit obligation at 31 December 2021, Decrease	$ (748)